GOODWILL AND OTHER INTANGIBLE ASSETS - Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	$ 169	$ 226
Additions other than through business combinations, intangible assets other than goodwill		5
Disposals, intangible assets and goodwill	(16)	(46)
Amortization and impairment losses	3	16
Intangible assets, ending balance	150	169
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	369
Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	(219)
Water rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	67	72
Additions other than through business combinations, intangible assets other than goodwill		0
Disposals, intangible assets and goodwill	(6)	(5)
Amortization and impairment losses	0	0
Intangible assets, ending balance	61	67
Water rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	61
Water rights | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	0
Technology
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	6	7
Additions other than through business combinations, intangible assets other than goodwill		0
Disposals, intangible assets and goodwill	0	0
Amortization and impairment losses	0	1
Intangible assets, ending balance	6	6
Technology | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	17
Technology | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	(11)
Supply contracts
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	4	7
Additions other than through business combinations, intangible assets other than goodwill		0
Disposals, intangible assets and goodwill	0	0
Amortization and impairment losses	3	3
Intangible assets, ending balance	1	4
Supply contracts | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	39
Supply contracts | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	(38)
Exploration potential
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, beginning balance	92	140
Additions other than through business combinations, intangible assets other than goodwill		5
Disposals, intangible assets and goodwill	(10)	(41)
Amortization and impairment losses	0	12
Intangible assets, ending balance	82	$ 92
Exploration potential | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	252
Exploration potential | Accumulated amortization and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets, ending balance	$ (170)